Condensed Financial Information of Deswell Industries, Inc. (Details) $ in Thousands, ¥ in Millions	Mar. 31, 2026 USD ($)	Mar. 31, 2026 CNY (¥)	Mar. 31, 2025 USD ($)	Mar. 31, 2025 CNY (¥)
Condensed Financial Information of Deswell Industries, Inc. [Abstract]
Net assets of subsidiaries restricted amount	$ 47,761	¥ 314	$ 51,984	¥ 376